CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income for the year	$ 511,607	$ 473,166
Add (deduct) adjusting items:
Amortization of property, plant and mine development (Note 8)	631,101	546,057
Deferred income and mining taxes (Note 24)	75,756	152,595
Unrealized gain on currency and commodity derivatives (Note 20)	(30,079)	(12,744)
Unrealized gain on warrants (Note 20)	(82,003)	(2,325)
Stock-based compensation (Note 16)	54,486	54,261
Impairment reversal (Note 23)		(345,821)
Foreign currency translation loss	22,480	4,850
Other	27,781	(2,746)
Changes in non-cash working capital balances:
Trade receivables	(3,547)	1,735
Income taxes	77,922	22,223
Inventories	(82,949)	(91,436)
Other current assets	198	(2,742)
Accounts payable and accrued liabilities	(5,522)	84,844
Interest payable	(5,177)	(225)
Cash provided by operating activities	1,192,054	881,692
INVESTING ACTIVITIES
Additions to property, plant and mine development (Note 8)	(759,342)	(882,664)
Proceeds from sale of property, plant and mine development (Note 8)	936	3,692
Net sales of short-term investments	2,069	75
Net proceeds from sale of equity securities and other investments (Note 7A)	8,759	43,733
Purchases of equity securities and other investments (Note 7B and 9)	(45,234)	(33,498)
Payments for financial assets at amortized cost	(16,000)	(5,222)
Cash used in investing activities	(808,812)	(873,884)
FINANCING ACTIVITIES
Proceeds from Credit Facility (Note 13)	1,075,000	220,000
Repayment of Credit Facility (Note 13)	(1,075,000)	(220,000)
Proceeds from Senior Notes issuance (Note 13)	200,000
Repayment of Senior Notes (Note 13)	(360,000)
Long-term debt financing costs (Note 13)	(1,597)
Repayment of lease obligations	(15,870)	(15,451)
Dividends paid	(190,255)	(105,408)
Repurchase of common shares for stock-based compensation plans (Notes 15 and 16C,D)	(39,622)	(24,669)
Proceeds on exercise of stock options (Note 16A)	90,656	140,627
Common shares issued (Note 15)	13,866	15,511
Cash (used in) provided by financing activities	(302,822)	10,610
Effect of exchange rate changes on cash and cash equivalents	210	1,653
Net increase in cash and cash equivalents during the year	80,630	20,071
Cash and cash equivalents, beginning of year	321,897	301,826
Cash and cash equivalents, end of year	402,527	321,897
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	95,119	101,523
Income and mining taxes paid	$ 110,851	$ 90,694